N-2	6 Months Ended
Apr. 30, 2026 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001061353
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	CREDIT SUISSE HIGH YIELD CREDIT FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Fund’s principal investment objective is to seek high current income. The Fund also will seek capital appreciation as a secondary objective, to the extent consistent with its objective of seeking high current income.
NAV Per Share	$ 2.04
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]	the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:
Common Shares [Member]
General Description of Registrant [Abstract]
Share Price	$ 1.76
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	shares outstanding
Outstanding Security, Not Held [Shares] | shares	103,609,624
Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	The Fund has one class of shares of beneficial interest shares, par value $0.001 per share; an unlimited number of shares are authorized.